7. FAIR VALUE MEASUREMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Schedule of fair value by hierarchy
		Fair Value Measurements at Reporting Date Using
	December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Signifcant Unobservable Inputs (Level 3)
Derivative liability	$2,820,000	$-	$-	$2,820,000

Stock settled debt	12,500	10,000	-	2,500

	$2,832,500	$10,000	$-	$2,822,500

		Fair Value Measurements at Reporting Date Using
	March 31, 2016 (UNAUDITED)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Signifcant Unobservable Inputs (Level 3)
Derivative liability	$2,640,000		$-	$2,640,000

Stock settled debt	12,500	10,000	-	2,500

	$2,652,500	$10,000	$-	$2,642,500

		Fair Value Measurements at Reporting Date Using
	December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Observable Inputs (Level 3)

Derivative liability	$2,820,000	$-	$-	$2,820,000

Stock settled debt premium	12,500	10,000	-	2,500

Total	$2,832,500	$10,000	$-	$2,822,500

		Fair Value Measurements at Reporting Date Using
	December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Observable Inputs (Level 3)

Interest Rate Swap	$40,958	$-	$-	$40,958

Stock settled debt	308,083	235,000	-	67,083

Total	$349,041	$235,000	$-	$108,041